Transactions with related parties (Details) - Transactions and balances - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions With Related Parties
Receivables and other assets	€ 1,822	€ 1,021	€ 1,104
Payables and other liabilities	3,052	2,575	2,841
Guarantees	2,135	2,443	2,596
Revenues	3,052	1,199	1,252
Costs	8,671	6,637	9,173
Other operating (expense) income	735	13	19
Individual amount limit to be included in other related parties	50	50	50
Joint ventures and associates and investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	536	533	485
Payables and other liabilities	2,066	1,818	2,009
Guarantees	2,135	2,443	2,596
Revenues	380	321	305
Costs	4,819	3,448	5,466
Other operating (expense) income	(409)	(121)	(1)
Joint ventures and associates
Transactions With Related Parties
Receivables and other assets	402	416	379
Payables and other liabilities	2,060	1,794	1,983
Guarantees	1,945	2,267	2,399
Revenues	359	306	285
Costs	4,809	3,439	5,448
Other operating (expense) income	(409)	(121)	(1)
Agiba Petroleum Co
Transactions With Related Parties
Receivables and other assets	13	6	3
Payables and other liabilities	57	52	71
Costs	189	201	229
Angola LNG Ltd
Transactions With Related Parties
Costs	73
Angola LNG Supply Services Llc
Transactions With Related Parties
Guarantees	179	165	181
Coral FLNG SA
Transactions With Related Parties
Receivables and other assets	17	6	15
Guarantees	1,260	1,079	1,168
Revenues	43	49	71
Gas Distribution Company of Thessaloniki Thessaly SA
Transactions With Related Parties
Payables and other liabilities		13	13
Costs		52	53
Saipem Group
Transactions With Related Parties
Receivables and other assets	4	87	75
Payables and other liabilities	134	254	227
Guarantees	9	509	510
Revenues	28	18	27
Costs	174	350	503
Karachaganak Petroleum Operating BV
Transactions With Related Parties
Receivables and other assets	24	25	33
Payables and other liabilities	213	141	198
Revenues			1
Costs	989	816	1,134
Mellitah Oil & Gas BV
Transactions With Related Parties
Receivables and other assets	65	54	57
Payables and other liabilities	290	250	171
Revenues	3	2	3
Costs	263	156	365
Petrobel Belayim Petroleum Co
Transactions With Related Parties
Receivables and other assets	24	65	50
Payables and other liabilities	391	467	1,130
Revenues	2		7
Costs	651	556	1,590
Societe Centrale Electrique du Congo SA
Transactions With Related Parties
Receivables and other assets	50	48
Revenues	66	57
Societa Oleodotti Meridionali SpA
Transactions With Related Parties
Receivables and other assets	6	3
Payables and other liabilities	396	399
Revenues	18	20
Costs	12	15
Union Fenosa Gas SA
Transactions With Related Parties
Receivables and other assets		11	8
Payables and other liabilities		4	1
Guarantees		57	57
Revenues		9	1
Costs			6
Other operating (expense) income		(3)	63
Var Energi AS
Transactions With Related Parties
Receivables and other assets	62	39	32
Payables and other liabilities	526	190	143
Guarantees	495	456	482
Revenues	104	85	63
Costs	2,224	1,126	1,481
Other operating (expense) income	(409)	(118)	(64)
Other joint ventures and associates
Transactions With Related Parties
Receivables and other assets	137	72	106
Payables and other liabilities	53	24	29
Guarantees	2	1	1
Revenues	95	66	112
Costs	234	167	87
Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	134	117	106
Payables and other liabilities	6	24	26
Guarantees	190	176	197
Revenues	21	15	20
Costs	10	9	18
Eni BTC Ltd
Transactions With Related Parties
Guarantees	179	165	180
Industria Siciliana Acido Fosforico ISAF SPA
Transactions With Related Parties
Receivables and other assets	124	112	101
Payables and other liabilities	1	1	1
Guarantees	1	1	3
Revenues	13	11	14
Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables and other assets	10	5	5
Payables and other liabilities	5	23	25
Guarantees	11	10	14
Revenues	8	4	6
Costs	10	9	18
Entities controlled by the Government
Transactions With Related Parties
Receivables and other assets	1,116	400	542
Payables and other liabilities	905	701	755
Revenues	2,642	857	909
Costs	3,597	2,874	3,213
Other operating (expense) income	1,144	134	20
Enel Group
Transactions With Related Parties
Receivables and other assets	583	104	185
Payables and other liabilities	461	165	284
Revenues	41	51	105
Costs	417	551	602
Other operating (expense) income	373	86	(8)
Italgas Group
Transactions With Related Parties
Receivables and other assets	1	1	3
Payables and other liabilities	49	177	154
Revenues	3	3	1
Costs	560	714	677
Snam Group
Transactions With Related Parties
Receivables and other assets	160	189	278
Payables and other liabilities	152	211	229
Revenues	159	45	71
Costs	1,013	1,012	1,208
Other operating (expense) income	1
Terna Group
Transactions With Related Parties
Receivables and other assets	51	46	40
Payables and other liabilities	85	62	45
Revenues	203	152	171
Costs	309	225	223
Other operating (expense) income	4	8	17
GSE - Gestore Servizi Energetic
Transactions With Related Parties
Receivables and other assets	311	52	26
Payables and other liabilities	125	37	24
Revenues	2,216	586	549
Costs	1,238	309	468
Other operating (expense) income	766	40	11
Other entities controlled by government
Transactions With Related Parties
Receivables and other assets	10	8	10
Payables and other liabilities	33	49	19
Revenues	20	20	12
Costs	60	63	35
Other related parties
Transactions With Related Parties
Receivables and other assets		1	2
Payables and other liabilities	2	4	3
Revenues		2	5
Costs	33	53	37
Pension funds
Transactions With Related Parties
Costs	25
Fondazione Eni Enrico Mattei
Transactions With Related Parties
Costs	5
Eni Foundation
Transactions With Related Parties
Costs	3
Groupement Sonatrach Agip and Organe Conjoint des Operations
Transactions With Related Parties
Receivables and other assets	170	87	75
Payables and other liabilities	79	52	74
Revenues	30	19	33
Costs	€ 222	€ 262	€ 457